Robert G. Frucht 212 440 4471 robert.frucht@bipc.com	One Chase Manhattan Plaza, New York, NY 10005-1417 T 212 440 4400 F 212 440 4401 www.buchananingersoll.com

August 25, 2006

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:        Brookshire ™ Raw Materials (U.S.) Trust
              Registration Statement on Form S-1
              Filed via EDGAR on August 25, 2006

Ladies and Gentlemen:

     On behalf of Bookshire ™ Raw Materials (U.S.) Trust, a Delaware statutory trust (the “Company”), pursuant to the Securities Act of 1933, as amended (the “Act”) and in connection with the proposed registration under the Act of up to 50,000,000 units of beneficial interest at an aggregate initial offering price of up to $500,000,000 (the “Offering”), we have, today, filed with the Commission via EDGAR, the Company’s Registration Statement on Form S-1 relating to the Offering.

     We have been advised by the Company that the filing fee in the amount of $53,500 has been transmitted by wire transfer to the account designated by the Commission.

     If the Staff wishes to discuss this filing, please call the undersigned at the number set forth above or John Leonti, also of this office, at
212-440-4426. Thank you for your attention to this matter.

Very truly yours,

/s/ Robert G. Frucht

Robert G. Frucht

RGF/mm